Financial instruments - Summary of foreign currency risk sensitivity (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Foreign currency risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Increase in market risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change		10.00%
Increase in market risk [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
% change		10.00%
Increase in market risk [member] | Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%
Increase in market risk [member] | Foreign currency risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%
Increase in market risk [member] | Foreign currency risk [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%
Effect of increase in market risk on profit (loss) before tax [member] | Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ 140	$ (223)
Effect of increase in market risk on profit (loss) before tax [member] | Foreign currency risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	142	(494)
Effect of increase in market risk on profit (loss) before tax [member] | Foreign currency risk [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	0	271
Effect of increase in market risk on profit (loss) before tax [member] | Foreign currency risk [member] | GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(2)
Effect of increase in market risk on equity [member] | Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	140	(223)
Effect of increase in market risk on equity [member] | Foreign currency risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	142	(494)
Effect of increase in market risk on equity [member] | Foreign currency risk [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	0	$ 271
Effect of increase in market risk on equity [member] | Foreign currency risk [member] | GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ (2)
Decrease in market risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change		(10.00%)
Decrease in market risk [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
% change		(10.00%)
Decrease in market risk [member] | Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
% change	(10.00%)
Decrease in market risk [member] | Foreign currency risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	(10.00%)
Decrease in market risk [member] | Foreign currency risk [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
% change	(10.00%)
Effect of decrease in market risk on profit (loss) before tax [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity		$ 223
Effect of decrease in market risk on profit (loss) before tax [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity		494
Effect of decrease in market risk on profit (loss) before tax [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity		(271)
Effect of decrease in market risk on profit (loss) before tax [member] | Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ (140)
Effect of decrease in market risk on profit (loss) before tax [member] | Foreign currency risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(142)
Effect of decrease in market risk on profit (loss) before tax [member] | Foreign currency risk [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	0
Effect of decrease in market risk on profit (loss) before tax [member] | Foreign currency risk [member] | GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	2
Effect of decrease in market risk on equity [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity		223
Effect of decrease in market risk on equity [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity		494
Effect of decrease in market risk on equity [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity		$ (271)
Effect of decrease in market risk on equity [member] | Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(140)
Effect of decrease in market risk on equity [member] | Foreign currency risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(142)
Effect of decrease in market risk on equity [member] | Foreign currency risk [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	0
Effect of decrease in market risk on equity [member] | Foreign currency risk [member] | GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ 2